Intangible Assets and Related Accumulated Amortization (Detail)	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Game Product Development Costs CNY	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2012 Online Game Product Development Costs USD ($)	Dec. 31, 2012 Purchased Software CNY	Dec. 31, 2011 Purchased Software CNY	Dec. 31, 2012 Purchased Software USD ($)	Dec. 31, 2012 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2011 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2012 Acquired software from acquisition of subsidiaries USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		133,746,902	91,347,418		41,449,773	34,001,748		65,675,037	55,720,779		26,622,092	1,624,891
Accumulated Amortization		(87,880,992)	(64,898,702)		(24,112,434)	(19,184,411)		(53,343,770)	(45,454,037)		(10,424,788)	(260,254)
Impairment	(2,097,247)	(13,066,057)			(11,967,703)						(1,098,354)
Deconsolidation of subsidiary
Deconsolidation of subsidiary	4,594,629	28,625,000		28,625,000
Net Carrying Value	$ 5,264,739	32,799,853	26,448,716		5,369,636	14,817,337	$ 861,886	12,331,267	10,266,742	$ 1,979,305	15,098,950	1,364,637	$ 2,423,548